Filed under Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

(each, a “Fund”)

Supplement dated October 12, 2017

to the Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective October 11, 2017, Adam Sachs was appointed as the Funds’ Chief Compliance Officer following the resignation of Seth Gelman.  Accordingly, the “Officers” table is amended by deleting any information relating to Seth Gelman and adding the following information relating to Adam Sachs:

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years[4]
Adam Sachs Chief Compliance Officer (“CCO”) Born: 1984	Since 2017	N/A

Director of Corporate Legal and Compliance at the Adviser (2017-Present); CCO of Brookfield Investment Management (Canada) Inc. (2017-Present); Senior Compliance Officer of Corporate Legal and Compliance at the Adviser (2011-2017).

N/A

Capitalized terms used but not defined herein shall have the meaning assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Debt Fund

(the “Fund”)

Supplement dated October 12, 2017

to the Statement of Additional Information (“SAI”),

as supplemented and amended to date

Effective October 11, 2017, Adam Sachs was appointed as the Fund’s Chief Compliance Officer following the resignation of Seth Gelman.  Accordingly, the “Officers” table is amended by deleting any information relating to Seth Gelman and adding the following information relating to Adam Sachs:

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years[4]
Adam Sachs Chief Compliance Officer (“CCO”) Born: 1984	Since 2017	N/A

Director of Corporate Legal and Compliance at the Adviser (2017-Present); CCO of Brookfield Investment Management (Canada) Inc. (2017-Present); Senior Compliance Officer of Corporate Legal and Compliance at the Adviser (2011-2017).

N/A

Capitalized terms used but not defined herein shall have the meaning assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.